UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Optimize Strategy Index ETF
OPTZ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Optimize Strategy Index ETF for the period of April 22, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.optzfund.com/optz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optimize Strategy Index ETF	$49[1]	0.50%[2]
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operation for the full year.
2	Expense Ratio is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
OPTSI index returns for the period 4/22/2024 through 3/31/2025 are 8.43%. OPTZ’s return during that same period was 7.87%.
WHAT FACTORS INFLUENCED PERFORMANCE
The fund’s focus on consistently profitable US based companies we believe is responsible for the return in 2024. These types of companies are poised for innovation and growth as they have shown that their businesses are run efficiently and productively, which can also lead to having cash on hand to invest back into the company. For Q1 2025, the media coverage around tariff implementation was relentlessly negative, producing expected panic in what we believe are short sighted investors. This caused a swift correction but has been matched by an equally swift rebound in Q2 2025. OPTZ experienced more volatility during Q1 due to the small cap exposure in the fund, this is to be expected in a correction as investors are less likely to offload companies they know well and have seen be successful for decades versus lesser-known smaller companies. But historically, small cap companies have the highest average return as an asset class and this we believe is due to growth and innovation.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Optimize Strategy Index ETF	PAGE 1	TSR-AR-00777X538

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/22/2024)
Optimize Strategy Index ETF NAV	7.87
S&P 500 TR	13.44
Visit https://www.optzfund.com/optz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$150,545,342
Net Advisory Fee	$675,309
Number of Holdings	305
Portfolio Turnover	58%
Visit https://www.optzfund.com/optz for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top Holdings *	(%)
Intel Corp.	1.4%
Cadence Design Systems, Inc.	1.3%
Advanced Micro Devices, Inc.	1.3%
VeriSign, Inc.	1.3%
GoDaddy, Inc. - Class A	1.3%
Motorola Solutions, Inc.	1.3%
First Solar, Inc.	1.2%
Itron, Inc.	1.2%
Crowdstrike Holdings, Inc. - Class A	1.2%
Roper Technologies, Inc.	1.2%

Top Sectors	(%)
Technology	27.1%
Consumer, Cyclical	18.7%
Communications	17.0%
Consumer, Non-cyclical	11.7%
Financial	11.3%
Industrial	9.0%
Energy	2.3%
Utilities	1.8%
Basic Materials	0.6%
Cash & Other	0.5%
*	Excludes collateral received for securities on loan.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.optzfund.com/optz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sound Capital Solutions LLC documents not be householded, please contact Sound Capital Solutions LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sound Capital Solutions LLC or your financial intermediary.
Optimize Strategy Index ETF	PAGE 2	TSR-AR-00777X538

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian S. Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2025	FYE 3/31/2024
(a) Audit Fees	$14,500	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	N/A
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	3,000	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee Russell Emery, Brian Ferrie and Wan-Chong Kung.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

OPTIMIZE STRATEGY INDEX ETF
Annual Financial Statements
March 31, 2025

Optimize Strategy Index ETF
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 99.5%
Banking, Investing & Insurance - 12.0%
AerCap Holdings NV	3,691	$377,109
Allstate Corp.	1,881	389,499
American Express Co.(a)	1,334	358,913
Apollo Global Management, Inc.	2,732	374,120
Arch Capital Group Ltd.	4,073	391,741
Assurant, Inc.	1,832	384,262
Axos Financial, Inc.(b)	5,864	378,345
Blackrock, Inc.	392	371,020
Block, Inc.(b)	6,310	342,822
Bread Financial Holdings, Inc.	7,407	370,942
Brighthouse Financial, Inc.(b)	6,710	389,113
Broadridge Financial Solutions, Inc.	1,544	374,358
Brown & Brown, Inc.(a)	3,137	390,243
Cboe Global Markets, Inc.	1,749	395,781
Cincinnati Financial Corp.	2,624	387,617
Coinbase Global, Inc. - Class A(b)	1,772	305,192
Everest Group Ltd.	1,040	377,863
Fidelis Insurance Holdings Ltd.	24,748	400,918
Fiserv, Inc.(b)	1,673	369,449
Global Payments, Inc.	3,724	364,654
Goldman Sachs Group, Inc.	647	353,450
HA Sustainable Infrastructure Capital, Inc.(a)	13,435	392,839
Hamilton Lane, Inc. - Class A	2,515	373,905
Hartford Financial Services Group, Inc.	3,170	392,224
Intercontinental Exchange, Inc.	2,194	378,465
KKR & Co., Inc.	3,139	362,900
LendingClub Corp.(b)	32,628	336,721
MarketAxess Holdings, Inc.	1,912	413,661
Marsh & McLennan Cos., Inc.	1,573	383,859
Moody’s Corp.	792	368,826
Mr Cooper Group, Inc.(b)	3,418	408,793
MSCI, Inc.	665	376,057
Navient Corp.	27,820	351,367
NCR Atleos Corp.(b)	15,170	400,185
Onestream, Inc.(b)	16,085	343,254
PennyMac Mortgage Investment Trust(a)	26,081	382,087
PROG Holdings, Inc.	14,013	372,746
Progressive Corp.	1,346	380,931
Prudential Financial, Inc.	3,375	376,920
RenaissanceRe Holdings Ltd.	1,509	362,160
S&P Global, Inc.	727	369,389
Selective Insurance Group, Inc.	4,423	404,881
SiriusPoint Ltd.(a)(b)	25,224	436,123
T Rowe Price Group, Inc.	3,788	348,004
Travelers Cos., Inc.	1,447	382,674
Visa, Inc. - Class A(a)	1,070	374,992
WEX, Inc.(a)(b)	2,479	389,253
Willis Towers Watson PLC	1,126	380,532
		18,091,159

	Shares	Value
Bits & Bytes - 36.1%(c)
Adobe, Inc.(b)	489	$187,546
Advanced Micro Devices, Inc.(b)	19,102	1,962,540
Akamai Technologies, Inc.(a)(b)	22,604	1,819,622
Apple, Inc.	7,936	1,762,824
Applied Materials, Inc.	12,209	1,771,770
Astera Labs, Inc.(b)	28,785	1,717,601
Axcelis Technologies, Inc.(b)	32,251	1,601,907
Booz Allen Hamilton Holding Corp.	16,862	1,763,428
Cadence Design Systems, Inc.(b)	7,728	1,965,462
Cirrus Logic, Inc.(b)	17,484	1,742,368
CommScope Holding Co., Inc.(b)	321,961	1,709,613
Crowdstrike Holdings, Inc. - Class A(b)	5,209	1,836,589
Dell Technologies, Inc. - Class C	19,524	1,779,613
F5, Inc.(b)	6,620	1,762,707
First Solar, Inc.(b)	14,724	1,861,555
GoDaddy, Inc. - Class A(b)	10,588	1,907,322
Intel Corp.	92,177	2,093,340
Itron, Inc.(b)	17,570	1,840,633
Motorola Solutions, Inc.	4,320	1,891,339
NVIDIA Corp.	16,792	1,819,917
Palo Alto Networks, Inc.(b)	10,276	1,753,497
Penguin Solutions, Inc.(b)	101,115	1,756,368
Qualys, Inc.(b)	14,148	1,781,658
Roper Technologies, Inc.	3,107	1,831,825
Salesforce, Inc.	6,523	1,750,512
Semtech Corp.(b)	52,454	1,804,418
ServiceNow, Inc.(b)	2,081	1,656,767
Synopsys, Inc.(a)(b)	4,211	1,805,887
TE Connectivity PLC	12,475	1,762,967
TTM Technologies, Inc.(b)	82,135	1,684,589
VeriSign, Inc.(b)	7,651	1,942,359
		54,328,543
Building Blocks - 1.0%
Air Products and Chemicals, Inc.	487	143,626
Ashland, Inc.	2,448	145,142
Carpenter Technology Corp.	772	139,871
Celanese Corp.	2,837	161,056
Eagle Materials, Inc.	687	152,466
Eastman Chemical Co.	1,555	137,011
Ecolab, Inc.	563	142,732
Louisiana-Pacific Corp.	1,594	146,616
Martin Marietta Materials, Inc.	321	153,480
PureCycle Technologies, Inc.(b)	16,947	117,273
Vulcan Materials Co.	640	149,312
		1,588,585
Communication & Media Services - 11.0%
AppLovin Corp. - Class A(a)(b)	4,542	1,203,494
AST SpaceMobile, Inc.(a)(b)	41,484	943,346
AT&T, Inc.	51,568	1,458,343
Comcast Corp. - Class A	37,858	1,396,960
Electronic Arts, Inc.	10,160	1,468,323
InterDigital, Inc.(a)	6,794	1,404,660

The accompanying notes are an integral part of these financial statements.

1

Optimize Strategy Index ETF
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Communication & Media Services - (Continued)
Lumen Technologies, Inc.(b)	278,527	$1,091,826
Meta Platforms, Inc. - Class A	2,133	1,229,376
Netflix, Inc.(b)	1,414	1,318,597
Spotify Technology SA(b)	2,458	1,351,974
Trump Media & Technology Group Corp.(a)(b)	64,346	1,257,321
Walt Disney Co.	12,606	1,244,212
Webtoon Entertainment, Inc.(b)	147,637	1,132,376
		16,500,808
Consumer Elastic - 17.6%
Abercrombie & Fitch Co. - Class A(a)(b)	8,276	632,038
Amazon.com, Inc.(b)	3,498	665,529
Aptiv PLC(b)	10,798	642,481
Autoliv, Inc.	7,232	639,670
Brinker International, Inc.(b)	4,832	720,210
Burlington Stores, Inc.(b)	3,010	717,373
Carvana Co.(a)(b)	3,533	738,680
Cheesecake Factory, Inc.(a)	14,337	697,638
Churchill Downs, Inc.	6,233	692,299
Crocs, Inc.(a)(b)	7,128	756,994
Dana, Inc.	49,773	663,474
Deckers Outdoor Corp.(b)	5,409	604,780
Dick’s Sporting Goods, Inc.(a)	3,298	664,745
Domino’s Pizza, Inc.	1,474	677,229
Etsy, Inc.(b)	14,756	696,188
Five Below, Inc.(b)	8,310	622,627
Garmin Ltd.(a)	3,179	690,256
G-III Apparel Group Ltd.(b)	27,848	761,643
Hanesbrands, Inc.(b)	119,020	686,745
Las Vegas Sands Corp.	15,490	598,379
Light & Wonder, Inc.(b)	6,721	582,106
Lowe’s Cos., Inc.	2,916	680,099
Lululemon Athletica, Inc.(b)	2,043	578,292
Marriott International, Inc./MD - Class A	2,619	623,846
McDonald’s Corp.	2,273	710,017
Norwegian Cruise Line Holdings Ltd.(b)	33,890	642,554
O’Reilly Automotive, Inc.(b)	529	757,835
PVH Corp.	10,099	652,799
Ralph Lauren Corp.	2,884	636,614
Ross Stores, Inc.	5,157	659,013
Royal Caribbean Cruises Ltd.(a)	3,146	646,314
Sally Beauty Holdings, Inc.(b)	78,852	712,034
Signet Jewelers Ltd.(a)	14,416	836,993
Tesla, Inc.(b)	2,697	698,955
Ulta Beauty, Inc.(b)	2,031	744,443
Whirlpool Corp.(a)	7,757	699,138
Wolverine World Wide, Inc.	51,040	709,966
Wynn Resorts Ltd.	7,927	661,905
YETI Holdings, Inc.(b)	20,880	691,128
		26,493,029

	Shares	Value
Consumer Inelastic - 4.7%
Bunge Global SA	6,714	$513,084
Church & Dwight Co., Inc.	4,297	473,057
Colgate-Palmolive Co.	5,124	480,119
Constellation Brands, Inc. - Class A	2,688	493,302
Costco Wholesale Corp.	461	436,005
CVS Health Corp.	7,246	490,916
Dole PLC	32,637	471,605
Energizer Holdings, Inc.	16,160	483,507
Lineage, Inc.	7,758	454,852
MercadoLibre, Inc.(a)(b)	238	464,307
Molson Coors Beverage Co. - Class B(a)	7,892	480,386
PepsiCo, Inc.	3,062	459,116
Target Corp.	4,126	430,589
United Natural Foods, Inc.(b)	17,098	468,314
Walgreens Boots Alliance, Inc.	44,773	500,114
		7,099,273
Nuts & Bolts - 7.4%
A O Smith Corp.	3,248	212,289
Archer Aviation, Inc. - Class A(a)(b)	28,425	202,102
Boeing Co.(b)	1,369	233,483
BrightView Holdings, Inc.(b)	17,680	227,011
Caterpillar, Inc.(a)	648	213,710
Chart Industries, Inc.(a)(b)	1,347	194,453
Comfort Systems USA, Inc.	661	213,060
Dayforce, Inc.(b)	3,821	222,879
Delta Air Lines, Inc.	3,894	169,778
DocuSign, Inc.(a)(b)	2,726	221,896
Dycom Industries, Inc.(b)	1,437	218,913
Elastic NV(b)	2,055	183,101
EMCOR Group, Inc.	577	213,277
Equifax, Inc.	898	218,717
FedEx Corp.	867	211,357
Fluor Corp.(b)	6,016	215,493
Frontier Group Holdings, Inc.(a)(b)	32,882	142,708
GE Vernova, Inc.	724	221,023
Generac Holdings, Inc.(b)	1,715	217,205
Griffon Corp.	3,170	226,655
Honeywell International, Inc.	1,032	218,526
Hubbell, Inc.	628	207,811
Huntington Ingalls Industries, Inc.	1,143	233,218
Intuit, Inc.	355	217,966
JetBlue Airways Corp.(a)(b)	34,889	168,165
Manhattan Associates, Inc.(b)	1,283	222,010
MRC Global, Inc.(b)	19,276	221,289
NANO Nuclear Energy, Inc.(a)(b)	8,192	216,760
Oklo, Inc.(b)	7,838	169,536
Oshkosh Corp.	2,286	215,067
PACCAR, Inc.	2,107	205,159
Parker-Hannifin Corp.(a)	348	211,532
Paylocity Holding Corp.(b)	1,074	201,203
Pegasystems, Inc.	2,802	194,795
Pitney Bowes, Inc.	21,504	194,611

The accompanying notes are an integral part of these financial statements.

2

Optimize Strategy Index ETF
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Nuts & Bolts - (Continued)
Quanta Services, Inc.(a)	906	$230,287
Republic Services, Inc.	921	223,029
Saia, Inc.(b)	556	194,283
SkyWest, Inc.(b)	2,387	208,552
Stagwell, Inc.(b)	35,390	214,110
Terex Corp.(a)	5,605	211,757
Tidewater, Inc.(b)	5,255	222,129
TopBuild Corp.(b)	719	219,259
Trane Technologies PLC	645	217,313
Tutor Perini Corp.(b)	7,939	184,026
UL Solutions, Inc.	4,130	232,932
United Rentals, Inc.	351	219,972
Verisk Analytics, Inc.	724	215,477
Vertiv Holdings Co. - Class A	2,766	199,705
Westinghouse Air Brake Technologies Corp.	1,222	221,610
Woodward, Inc.	1,213	221,360
XPO, Inc.(b)	1,940	208,705
Xylem, Inc./NY	1,685	201,290
		11,122,554
Oil, Gas & Others - 0.9%
APA Corp.(a)	4,661	97,974
Baker Hughes Co.	2,115	92,954
Cactus, Inc. - Class A	1,830	83,869
DT Midstream, Inc.	950	91,656
Kinetik Holdings, Inc.	1,631	84,714
New Fortress Energy, Inc.(a)	8,916	74,092
NextDecade Corp.(a)(b)	11,568	89,999
Noble Corp. PLC	3,794	89,918
Sable Offshore Corp.(b)	3,715	94,250
Schlumberger NV(a)	2,198	91,876
Targa Resources Corp.	473	94,822
TechnipFMC PLC	3,234	102,485
Valaris Ltd.(b)	2,521	98,975
Weatherford International PLC	1,554	83,217
World Kinect Corp.(a)	3,056	86,668
		1,357,469
Pharma & Healthcare - 5.0%
89bio, Inc.(b)	20,130	146,345
Akero Therapeutics, Inc.(b)	3,948	159,815
Apogee Therapeutics, Inc.(b)	5,322	198,830
Baxter International, Inc.(a)	4,767	163,174
Cardinal Health, Inc.	1,324	182,407
Cencora, Inc.	670	186,320
Clover Health Investments Corp.(b)	45,557	163,550
DaVita, Inc.(b)	1,212	185,400
Day One Biopharmaceuticals, Inc.(b)	17,960	142,423
Dexcom, Inc.(b)	2,116	144,502
Dyne Therapeutics, Inc.(b)	14,761	154,400
Edgewise Therapeutics, Inc.(b)	6,590	144,980
GRAIL, Inc.(b)	4,758	121,519

	Shares	Value
HealthEquity, Inc.(b)	1,652	$145,987
ICON PLC(a)(b)	911	159,416
IDEXX Laboratories, Inc.(b)	389	163,361
Illumina, Inc.(b)	2,070	164,234
Incyte Corp.(b)	2,471	149,619
Insulet Corp.(b)	644	169,121
Intuitive Surgical, Inc.(b)	304	150,562
IQVIA Holdings, Inc.(b)	918	161,843
Lantheus Holdings, Inc.(a)(b)	1,719	167,774
Molina Healthcare, Inc.(b)	526	173,259
Neurocrine Biosciences, Inc.(b)	1,515	167,559
Pediatrix Medical Group, Inc.(b)	11,544	167,273
Penumbra, Inc.(b)	610	163,120
Quest Diagnostics, Inc.	979	165,647
Replimune Group, Inc.(b)	14,379	140,195
Royalty Pharma PLC - Class A	5,237	163,028
Sarepta Therapeutics, Inc.(b)	1,586	101,219
Scholar Rock Holding Corp.(b)	4,882	156,956
Soleno Therapeutics, Inc.(b)	3,838	274,225
Sotera Health Co.(b)	14,545	169,595
STERIS PLC	744	168,628
Stryker Corp.	435	161,929
Syndax Pharmaceuticals, Inc.(b)	12,227	150,209
Tempus AI, Inc.(a)(b)	3,433	165,608
Tenet Healthcare Corp.(b)	1,333	179,288
TG Therapeutics, Inc.(b)	5,038	198,648
Thermo Fisher Scientific, Inc.	325	161,720
United Therapeutics Corp.(b)	553	170,473
Universal Health Services, Inc. - Class B	960	180,384
Vera Therapeutics, Inc.(b)	5,889	141,454
Vertex Pharmaceuticals, Inc.(a)(b)	351	170,172
Waystar Holding Corp.(a)(b)	3,942	147,273
West Pharmaceutical Services, Inc.	741	165,895
		7,529,339
Real Estate - 2.1%
Brookdale Senior Living, Inc.(b)	24,294	152,080
CBRE Group, Inc. - Class A(b)	1,029	134,573
Compass, Inc. - Class A(b)	16,230	141,688
Digital Realty Trust, Inc.	938	134,406
EastGroup Properties, Inc.(a)	764	134,579
Equinix, Inc.	160	130,456
Equity LifeStyle Properties, Inc.	2,111	140,804
Equity Residential	1,965	140,655
eXp World Holdings, Inc.(a)	14,561	142,406
Lamar Advertising Co. - Class A(a)	1,161	132,098
Park Hotels & Resorts, Inc.	12,384	132,261
Real Brokerage, Inc.(b)	30,776	124,950
Redfin Corp.(b)	22,776	209,767
Rexford Industrial Realty, Inc.(a)	3,501	137,064
Ryman Hospitality Properties, Inc.	1,527	139,629
Sabra Health Care REIT, Inc.(a)	8,453	147,674
SBA Communications Corp.	662	145,647
Simon Property Group, Inc.	784	130,207

The accompanying notes are an integral part of these financial statements.

3

Optimize Strategy Index ETF
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - (Continued)
Uniti Group, Inc.	28,027	$141,256
Vornado Realty Trust	3,679	136,086
Welltower, Inc.(a)	933	142,945
Weyerhaeuser Co.	4,682	137,089
		3,108,320
Water & Power - 1.7%
AES Corp.	23,422	290,901
Atmos Energy Corp.	1,688	260,931
Constellation Energy Corp.	1,155	232,883
DTE Energy Co.	1,903	263,128
Duke Energy Corp.	2,183	266,261
Eversource Energy	4,245	263,657
Hawaiian Electric Industries, Inc.(a)(b)	23,813	260,753
NRG Energy, Inc.	2,689	256,692
Southern Co.(a)	2,816	258,931
Southwest Gas Holdings, Inc.	3,469	249,074
		2,603,211
TOTAL COMMON STOCKS (Cost $152,017,805)		149,822,290

Units
SHORT-TERM INVESTMENTS - 10.3%
Investments Purchased with Proceeds from Securities Lending - 9.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(d)	14,763,084	14,763,084

	Shares
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.27%(d)	717,989	717,989
TOTAL SHORT-TERM INVESTMENTS (Cost $15,481,073)		15,481,073
TOTAL INVESTMENTS - 109.8% (Cost $167,498,878)		$165,303,363
Liabilities in Excess of Other Assets - (9.8)%		(14,758,021)
TOTAL NET ASSETS - 100.0%		$150,545,342

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	All or a portion of this security is on loan as of March 31, 2025. The fair value of these securities was $14,279,981 which represented 9.5% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Optimize Strategy Index ETF
Statement of Assets and Liabilities
March 31, 2025

ASSETS:
Investments, at value	$165,303,363*
Dividends receivable	53,388
Interest receivable	11,943
Security lending income receivable	3,957
Dividend tax reclaims receivable	1,002
Cash	797
Total assets	165,374,450
LIABILITIES:
Payable upon return of securities loaned	14,763,084
Payable to advisor	66,024
Total liabilities	14,829,108
NET ASSETS	$150,545,342
NET ASSETS CONSISTS OF:
Paid-in capital	$159,682,753
Accumulated losses	(9,137,411)
Total net assets	$150,545,342
Net assets	$150,545,342
Shares issued and outstanding(a)	5,600,000
Net asset value per share	$26.88
COST:
Investments, at cost	$167,498,878
LOANED SECURITIES:
at value (included in investments)*	$14,279,981

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

Optimize Strategy Index ETF
Statement of Operations
For the Period Ended March 31, 2025(a)

INVESTMENT INCOME:
Dividend income	$1,294,782
Less: Dividend withholding taxes	(18,715)
Less: Issuance fees	(386)
Interest income	58,379
Securities lending income - net	20,136
Total investment income	1,354,196
EXPENSES:
Investment advisory fee	675,309
Total expenses	675,309
NET INVESTMENT INCOME	678,887
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(7,223,622)
In-kind redemptions	12,512,777
Net realized gain	5,289,155
Net change in unrealized appreciation (depreciation) on:
Investments	(2,195,515)
Net change in unrealized appreciation (depreciation)	(2,195,515)
Net realized and unrealized gain	3,093,640
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,772,527

(a)	Inception date of the Fund was April 22, 2024.
The accompanying notes are an integral part of these financial statements.

6

Optimize Strategy Index ETF
Statement of Changes in Net Assets

Period Ended March 31, 2025(a)
OPERATIONS:
Net investment income	$678,887
Net realized gain	5,289,155
Net change in unrealized appreciation (depreciation)	(2,195,515)
Net increase in net assets from operations	3,772,527
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(527,479)
Total distributions to shareholders	(527,479)
CAPITAL TRANSACTIONS:
Subscriptions	211,053,680
Redemptions	(63,758,210)
ETF transaction fees (See Note 1)	4,824
Net increase in net assets from capital transactions	147,300,294
NET INCREASE IN NET ASSETS	150,545,342
NET ASSETS:
Beginning of the period	—
End of the period	$150,545,342
SHARE TRANSACTIONS
Subscriptions	7,880,000
Redemptions	(2,280,000)
Total increase in shares outstanding	5,600,000

(a)	Inception date of the Fund was April 22, 2024.
The accompanying notes are an integral part of these financial statements.

7

Optimize Strategy Index ETF
Financial Highlights

Period Ended March 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.13
Net realized and unrealized gain on investments(c)	1.85
Total from investment operations	1.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)
Total distributions	(0.10)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$26.88
Total return(e)
Net asset value(f)	7.87%
Market value(g)	7.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$150,545
Ratio of expenses to average net assets(h)	0.50%
Ratio of net investment income (loss) to average net assets(h)	0.50%
Portfolio turnover rate(e)(i)	58%

(a)	Inception date of the Fund was April 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(g)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value returns may vary from net asset value returns.

(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

Optimize Strategy Index ETF
Notes to Financial Statements
March 31, 2025
Note 1 – Organization
Optimize Strategy Index ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Sound Capital Solutions LLC (the “Advisor”) serves as the investment manager to the Fund and Optimize Financial Inc. (the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was April 22, 2024. The investment objective of the Fund is to track the total return performance, before fees and expenses, of the Optimize Strategy Index.
Shares of the Fund are listed and traded on the NASDAQ (“NASDAQ” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $500 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

9

Optimize Strategy Index ETF
Notes to Financial Statements
March 31, 2025(Continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Investments*
Common Stocks	$149,822,290	$—	$—	$149,822,290
Investments Purchased with Proceeds from Securities Lending	14,763,084	—	—	14,763,084
Money Market Funds	717,989	—	—	717,989
Total Investments	$165,303,363	$—	$—	$165,303,363

*	See the Schedule of Investments for further detail of investment classifications.
(B)
Securities Transactions, Investment Income and Expenses – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(C)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

10

Optimize Strategy Index ETF
Notes to Financial Statements
March 31, 2025(Continued)
Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. The implementation of any such payments would have to be approved by the Board prior to implementation. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, these fees will increase the cost of your investment and may cost you more over time than certain other types of sales charges.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended March 31, 2025, were as follows:

Purchases	$104,311,409
Sales	$80,263,373

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2025, were as follows:

Purchases In-Kind	$185,773,651
Sales In-Kind	$63,043,486

11

Optimize Strategy Index ETF
Notes to Financial Statements
March 31, 2025(Continued)
Note 5 – Federal Income Tax Information
At March 31, 2025, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

Tax cost of Investments	$169,266,205
Unrealized Appreciation	11,575,276
Unrealized Depreciation	(15,538,118)
Net Unrealized Depreciation on Investments	(3,962,842)
Undistributed Ordinary Income	184,780
Other Accumulated Losses	(5,359,349)
Total Accumulated Losses	$(9,137,411)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and unreversed inclusions from Passive Foreign Investment Companies.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The permanent differences primarily relate to redemptions in-kind. For the period ended March 31, 2025, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

Accumulated Losses	Paid In Capital
$(12,382,459)	$12,382,459

The tax character of distributions paid during the period ended March 31, 2025 was as follows:

Period Ended March 31, 2025
Distributions Paid From:
Ordinary Income	$527,479
Total Distributions Paid	$527,479

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.The Fund had no late-year ordinary losses or post-October losses as of March 31, 2025.
At March 31, 2025, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(5,359,349)	—	$(5,359,349)

12

Optimize Strategy Index ETF
Notes to Financial Statements
March 31, 2025(Continued)
Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 7 – New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.
NOTE 8 – SECURITIES LENDING
The Fund may lend securities in its portfolio to approved brokers, dealers and financial institutions under terms of participation in a securities lending program, which is administered by the U.S. Bank N.A. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 102% of the then current market value of any other loaned securities. The custodian performs marking to market loaned securities and collateral daily. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities.
The cash collateral is invested by the U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. Additionally, the Fund is subject to the risk of loss from investments that it makes with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Fund, if any, is reflected in the Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Fund is included on the Statements of Assets and Liabilities as “Payable upon return of securities loaned.” The borrower of any securities will pay the Fund any accrued income while the securities are on loan. The cash collateral received is invested in Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”) which is redeemable upon demand. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to U.S. Bank N.A. for administering the securities lending program. The fees and interest income, net of any fees, earned through the securities lending program are reflected as “Securities lending income” in the Statement of Operations.

13

Optimize Strategy Index ETF
Notes to Financial Statements
March 31, 2025(Continued)
Management has elected not to offset the value of securities on loan and collateral received. As of March 31, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities Loaned	Fund Collateral Received*
$14,279,981	$14,763,084

*	The cash collateral received was invested in the Mount Vernon, with an overnight and continuous maturity, as shown on the Statement of Assets and Liabilities.
Note 9 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to March 31, 2025, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
Note 10 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Equity Securities Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors.
Indexing Investment Risk. The Fund is not actively managed, does not attempt to outperform the Index, and will generally not take defensive positions under any market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
Industry Concentration/Sector Risk. The Fund’s investments may be concentrated in an industry or group of industries or focused in a particular sector to the extent the Index is so invested. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, group of industries, or sectors. As of March 31, 2025, the Index is significantly focused in the Bits & Bytes Sector and, therefore, the performance of the Fund could be negatively impacted by events affecting that sector.

14

Optimize Strategy Index ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Optimize Strategy Index ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Optimize Strategy Index ETF, a series of Advisor Managed Portfolios (the “Fund”) as of March 31, 2025, the related statement of operations and changes in net assets and the financial highlights for the period April 22, 2024 (commencement of operations) through March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period April 22, 2024 (commencement of operations) through March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 30, 2025

15

Optimize Strategy Index ETF
Additional Information
March 31, 2025 (Unaudited)
Tax Information
For the fiscal period ended March 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended March 31, 2025 was 100.00%.
Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement
At a meeting held on November 29-30, 2023, the Board of Trustees (the “Board”) of Advisor Managed Portfolios (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):
•	the Advisory Agreement between Sound Capital Solutions LLC (the “Advisor”) and the Trust, on behalf of Optimize Strategy Index ETF (the “Fund”); and
•	the Sub-Advisory Agreement between the Advisor and Optimize Financial Inc. (the “Sub-Advisor”) with respect to the Fund.
The Board, including all Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, approved the Agreements on behalf of the Fund for an initial two-year term to begin upon the commencement of operations of the Fund.
Ahead of the meeting, the Board received and reviewed substantial information (including information obtained during a previous in person meeting with the Advisor and the Sub-Advisor) regarding the Fund, the Advisor and Sub-Advisor, and the services to be provided by the Advisor and Sub-Advisor to the Fund under the Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Board received and reviewed extensive information from the Advisor and Sub-Advisor relating to the Fund including information regarding portfolio managers and the resources of the Advisor and Sub-Advisor. The Independent Trustees were advised by independent legal counsel during the review process and met in executive session with counsel without representatives from the Advisor or Sub-Advisor present. In connection with their review, the Independent Trustees also received memoranda from independent legal counsel outlining their fiduciary duties and the legal standards applicable to the review of the Agreements.
In considering the Agreements, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services to be provided by each of the Advisor and Sub-Advisor, the Trustees considered the Advisor’s and Sub-Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund. As part of these considerations the Board noted the passive strategy of the Fund. The Board considered the Advisor’s oversight responsibilities as they relate to the Sub-Advisor, both in terms of investment and compliance monitoring, and the other services to be provided to the Fund by the Advisor. The Board also considered the Advisor’s and Sub-Advisor’s resources and compliance structure, including information regarding their respective compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan, as well as each one’s experience providing similar services to other clients. The Board concluded that the Advisor and Sub-Advisor each had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and Sub-Advisory Agreement, respectively, and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.

•	The Board noted that the Fund had not yet commenced operations and concluded that past performance, therefore, was not a relevant factor in its deliberations.

16

Optimize Strategy Index ETF
Additional Information
March 31, 2025 (Unaudited)(Continued)
•
The Trustees reviewed the anticipated cost of the Advisor’s and Sub-Advisor’s services, and the proposed structure and level of the Fund’s advisory fee as a unitary fee, including a comparison to fees charged by a peer group of funds. The Trustees noted that the Fund’s unitary fee was below the peer group advisory fee median and average. The Board considered that the Advisor would be responsible for paying the Sub-Advisor out of the unitary fee and that the sub-advisory fee reflected an arm’s-length negotiation between the Advisor and Sub-Advisor based on the nature of services to be provided. After reviewing the materials that were provided, the Trustees concluded that the fee to be charged to the Fund was fair and reasonable.

•
The Trustees considered the Advisor’s assertion that, through the Advisor’s commitment to use a unitary fee structure, economies of scale, if and when achieved, will be shared with the Fund. The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to the Fund would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved by the Fund.

•
The Trustees considered the expected profitability of the Advisor and Sub-Advisor from managing the Fund. In assessing the Advisor’s and Sub-Advisor’s expected profitability, the Trustees reviewed the Advisor’s and Sub-Advisor’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Advisor and Sub-Advisor from managing the Fund. The Trustees concluded that the Advisor’s and Sub-Advisor’s expected profits from managing the Fund did not appear excessive and, after a review of the relevant financial information, the Advisor and Sub-Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/06/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/06/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	6/06/2025